RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring Costs [Abstract]
Reconciliation of the costs incurred
The following is a roll-forward of the accrued liability related to restructuring costs for the year:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Balance as of December 31, 2011	$-	$-	$-
Incurred	1,383	-	72
Paid	(42)	-	-
Adjustments	-	-	-
Balance as of December 31, 2012	$1,341	$-	$72
Incurred	-	2,125	3,619
Paid	(879)	-	(2,800)
Adjustments	(305)	-	(261)
Balance as of December 31, 2013	$157	$2,125	$630
Incurred	-	-	123
Paid	(157)	(635)	(579)
Adjustments	-	(51)	(128)
Balance as of December 31, 2014	$-	$1,439	$46

Summary of costs by income statement classification
The following is a summary of costs by income statement classification for the year ended December 31, 2013:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Administrative	$(66)	$2,125	$1,112
Sales and marketing	-	-	18
Customer support and operations	(69)	-	715
Research and development	(170)	-	1,513
Total	$(305)	$2,125	$3,358

 The following is a summary of costs by income statement classification for the year ended December 31, 2012:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Administrative	$279	$-	$21
Sales and marketing	41	-	-
Customer support and operations	643	-	22
Research and development	420	-	29
Total	$1,383	$-	$72